SUPPLEMENT DATED MAY 1, 2021 TO
THE PROSPECTUS DATED SEPTEMBER 1, 2020, as may be supplemented,
OF VANECK VECTORS ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors BDC Income ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Green Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF (each, a "Fund," and together, the “Funds”), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on February 24, 2021, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees that are not interested persons of the Trust, unanimously approved Van Eck Associates Corporation’s, the investment adviser to the Funds (the “Adviser”), proposal to amend the Investment Management Agreement between the Adviser and the Trust for each Fund to convert each Fund’s management fee (the “Management Fee”) to a unitary fee structure pursuant to which the Adviser would agree to pay all of the expenses of each Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

Accordingly, effective on May 1, 2021, the Funds' Prospectus is supplemented as follows:

The "Annual Fund Operating Expenses" and "Expense Example" tables (including the related footnotes) as included under each Fund's "Summary Information" section of the Prospectus are hereby deleted and replaced with the following:

VANECK VECTORS BDC INCOME ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)(b)	0.00%
Acquired Fund Fees and Expenses(c)	9.83%
Total Annual Fund Operating Expenses(a)	10.23%
(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.

(b)“Other Expenses” have been restated to reflect current fees.

(c)“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata portion of the expenses charged by the Underlying Funds (as defined herein). These expenses are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.

Expense Example

YEAR	EXPENSES
1	$996
3	$2,835
5	$4,487
10	$7,917

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%
(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.40%
(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example

YEAR	EXPENSES
1	$41
3	$128
5	$224
10	$505

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%
(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

VANECK VECTORS GREEN BOND ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.20%
(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.

(b) “Other Expenses” have been restated to reflect current fees.

Expense Example

YEAR	EXPENSES
1	$20
3	$64
5	$113
10	$255

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.40%
(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example

YEAR	EXPENSES
1	$41
3	$128
5	$224
10	$505

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.14%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.14%
(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example

YEAR	EXPENSES
1	$14
3	$45
5	$79
10	$179

VANECK VECTORS MORTGAGE REIT INCOME ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.40%
(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example

YEAR	EXPENSES
1	$41
3	$128
5	$224
10	$505

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.40%
(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example

YEAR	EXPENSES
1	$41
3	$128
5	$224
10	$505

The “Management of the Funds-Investment Adviser” section of the Prospectus is hereby deleted and replaced with the following:

Investment Adviser. Under the terms of an investment management agreement between the Trust and Van Eck Associates Corporation with respect to the Funds (the “Investment Management Agreement”), Van Eck Associates Corporation serves as the adviser to each Fund and, subject to the supervision of the Board of Trustees, is responsible for the day-to-day investment management of each Fund. As of June 30, 2020, the Adviser managed approximately $55.4 billion in assets. The Adviser has been an investment adviser since 1955 and also acts as adviser or sub-adviser to mutual funds, other ETFs, other pooled investment vehicles and separate accounts. The Adviser’s principal business address is 666 Third Avenue, 9th Floor, New York, New York 10017. A discussion regarding the Board of Trustees’ approval of the Investment Management Agreement with respect to J.P. Morgan EM Local Currency Bond ETF is available in the Trust’s semi-annual report for the period ended October 31, 2020. A discussion regarding the Board of Trustees’ approval of the Investment Management Agreement with respect to each Fund, except J.P. Morgan EM Local Currency Bond ETF, will be available in the Trust’s annual report for the period ended April 30, 2021.

For the services provided to VanEck Vectors J.P. Morgan EM Local Currency Bond ETF under the Investment Management Agreement, VanEck Vectors J.P. Morgan EM Local Currency Bond ETF pays the Adviser monthly fees based on a percentage of its average daily net assets at the annual rate of 0.27%. From time to time, the Adviser may waive all or a portion of its fee. Until at least September 1, 2021, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.30% of its average daily net assets per year.

VanEck Vectors J.P. Morgan EM Local Currency Bond ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, legal, audit and other services, interest, taxes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

Effective May 1, 2021, pursuant to the Investment Management Agreement, the Adviser is responsible for all expenses of the Funds except VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. For its services to each Fund, each Fund has agreed to pay the Adviser an annual unitary management fee equal to 0.40% (with respect to VanEck Vectors BDC Income ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF), 0.35% (with respect to VanEck Vectors Emerging Markets Aggregate Bond ETF and VanEck Vectors Fallen Angel High Yield Bond ETF), 0.20% (with respect to VanEck Vectors Green Bond ETF), and 0.14% (with respect to VanEck Vectors Investment Grade Floating Rate ETF) of its average daily net assets. Offering costs excluded from the annual unitary management fee are: (a) legal fees pertaining to a Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid for Shares of a Fund to be listed on an exchange. Notwithstanding the foregoing, the Adviser has agreed to pay all such offering costs until at least September 1, 2021 with respect to each Fund.

Prior to May 1, 2021, for the services provided to each Fund except VanEck Vectors J.P. Morgan EM Local Currency Bond ETF under the Investment Management Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund’s average daily net assets at the annual rate of 0.35% (with respect to VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Green Bond ETF and VanEck Vectors Investment Grade Floating Rate ETF) and 0.40% (with respect to VanEck Vectors BDC Income ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF).

Effective May 1, 2021, the fourth paragraph under the "MVIS® US INVESTMENT GRADE FLOATING RATE INDEX" section of the prospectus is hereby deleted and replaced with the following:

The Floating Rate Index is calculated and maintained by Solactive AG on behalf of MVIS.

Effective May 1, 2021, the tenth paragraph under the "LICENSE AGREEMENTS AND DISCLAIMERS" section of the prospectus is hereby deleted.

Please retain this supplement for future reference.